Net Earnings (Loss) Per Share	12 Months Ended
Apr. 30, 2011
Net Earnings (Loss) Per Share
Net Earnings (Loss) Per Share
7.	Net Earnings (Loss) Per Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, the Company's unvested restricted shares and shares issuable under the Company's deferred compensation plan are considered participating securities. During periods of net income, the calculation of earnings per share for common stock are reclassified to exclude the income attributable to the unvested restricted shares and shares issuable under the Company's deferred compensation plan from the numerator and exclude the dilutive impact of those shares from the denominator. During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. Due to the net loss during fiscal 2011 and the transition period, participating securities in the amounts of 3,228 and 2,118, respectively, were excluded in the calculation of earnings per share using the two-class method for the transition period because the effect would be antidilutive.

The following is a reconciliation of the Company's basic and diluted earnings per share calculation:

	Fiscal 2011	Fiscal 2010	13 weeks ended May 2, 2009	Fiscal 2008
Numerator for basic earnings per share:
Income (loss) from continuing operations attributable to Barnes & Noble, Inc.	$(73,920)	$36,676	(2,039)	85,426
Less allocation of earnings and dividends to participating securities	—	(1,279)	—	(2,891)

Net income (loss) from continuing operations available to common shareholders	(73,920)	35,397	(2,039)	82,535
Add loss from discontinued operations, net of allocation of earnings and dividends to participating securities	—	—	—	(9,111)

Net income (loss) available to common shareholders	$(73,920)	$35,397	(2,039)	73,424

Numerator for diluted earnings per share:
Net income (loss) from continuing operations available to common shareholders	$(73,920)	$35,397	(2,039)	82,535
Effect of dilutive options	—	(10)	—	27

Net income (loss) from continuing operations available to common shareholders	(73,920)	35,387	(2,039)	82,562
Add loss from discontinued operations	—	—	(654)	(9,506)

Net income (loss) available to common shareholders	$(73,920)	$35,387	(2,693)	73,056

Denominator for basic and diluted earnings per share:
Basic weighted average common shares	56,588	55,344	54,759	55,207
Average dilutive options	—	809	—	1,322

Diluted weighted average common shares	56,588	56,153	54,759	56,529

Basic earnings per common share
Income (loss) from continuing operations attributable to Barnes & Noble, Inc.	$(1.31)	0.64	(0.04)	1.50
Income (loss) from discontinued operations attributable to Barnes & Noble, Inc.	—	—	(0.01)	(0.17)

Net income (loss) attributable to Barnes & Noble, Inc.	$(1.31)	0.64	(0.05)	1.33
Diluted earnings per common share
Income (loss) from continuing operations attributable to Barnes & Noble, Inc.	$(1.31)	0.63	(0.04)	1.46
Income (loss) from discontinued operations attributable to Barnes & Noble, Inc.	—	—	(0.01)	(0.17)

Net income (loss) attributable to Barnes & Noble, Inc.	$(1.31)	0.63	(0.05)	1.29